OTHER LONG-TERM ASSETS - Fair Market Value of the Investments and Warrants Held (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Financial Assets [Roll Forward]
Foreign currency translation recorded in OCI	$ (58,462)	$ (16,208)
Investments in equity securities
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	253,540	141,781
Purchase/(sales)	(147,531)	34,026
Unrealized and realized gain/(loss)	(11,735)	68,891
Foreign currency translation recorded in OCI	4,774	8,842
Fair market value, at end of period	$ 99,048	$ 253,540
Investments in equity securities | Osisko Mining Inc.
Disclosure of financial assets [line items]
Investments (in shares)	0	32,627,632
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 101,757	$ 73,452
Purchase/(sales)	(107,664)	0
Unrealized and realized gain/(loss)	7,199	24,135
Foreign currency translation recorded in OCI	(1,292)	4,170
Fair market value, at end of period	$ 0	$ 101,757
Investments in equity securities | Novo Resources Corp.
Disclosure of financial assets [line items]
Investments (in shares)	9,225,168	29,830,268
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 87,520	$ 54,249
Purchase/(sales)	(38,862)	0
Unrealized and realized gain/(loss)	(32,688)	30,214
Foreign currency translation recorded in OCI	1,277	3,057
Fair market value, at end of period	$ 17,247	$ 87,520
Investments in equity securities | Wallbridge Mining Company Ltd
Disclosure of financial assets [line items]
Investments (in shares)	78,109,200	57,000,000
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 39,943	$ 0
Purchase/(sales)	17,643	24,434
Unrealized and realized gain/(loss)	(12,064)	14,687
Foreign currency translation recorded in OCI	2,338	822
Fair market value, at end of period	$ 47,860	$ 39,943
Investments in equity securities | De Grey Mining Limited [Member]
Disclosure of financial assets [line items]
Investments (in shares)	0	33,333,333
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 1,194	$ 2,938
Purchase/(sales)	(25,770)	0
Unrealized and realized gain/(loss)	23,276	(1,848)
Foreign currency translation recorded in OCI	1,300	104
Fair market value, at end of period	0	1,194
Investments in equity securities | Other
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	23,126	11,142
Purchase/(sales)	7,122	9,592
Unrealized and realized gain/(loss)	2,542	1,703
Foreign currency translation recorded in OCI	1,151	689
Fair market value, at end of period	$ 33,941	$ 23,126